Disclosure of New Standards in the Period (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current liabilities
Deferred revenues	$ 1,410	$ 1,963	$ 926	$ 330
Non - current liabilities
Deferred revenues	1,570	1,308	1,818	846
Equity attributable to equity holders of the Company
Accumulated deficit	$ (108,464)	$ (105,516)	(100,623)	(93,702)
IAS 18 (excluding impact of IFRS 15) [Member]
Current liabilities
Deferred revenues			900	330
Non - current liabilities
Deferred revenues			1,230	846
Equity attributable to equity holders of the Company
Accumulated deficit			(93,702)	(93,702)
Adjustments [Member]
Current liabilities
Deferred revenues			(26)	50
Non - current liabilities
Deferred revenues			(588)	(400)
Equity attributable to equity holders of the Company
Accumulated deficit			350	350
As reported (IFRS 15) [Member]
Current liabilities
Deferred revenues			926	280
Non - current liabilities
Deferred revenues			1,818	1,246
Equity attributable to equity holders of the Company
Accumulated deficit			$ (94,052)	$ (94,052)